Matthews Korea Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 61.6%

	Shares	Value

INFORMATION TECHNOLOGY: 18.3%
Semiconductors & Semiconductor Equipment: 8.3%
SK Hynix, Inc.	63,100	$4,523,182
Koh Young Technology, Inc.	31,363	2,399,770
LEENO Industrial, Inc.	19,613	2,065,632

		8,988,584

Technology Hardware, Storage & Peripherals: 6.5%
Samsung Electronics Co., Ltd.	140,211	6,960,658

Electronic Equipment, Instruments & Components: 3.5%
Samsung SDI Co., Ltd.	10,175	3,758,832

Total Information Technology		19,708,074

COMMUNICATION SERVICES: 14.3%
Interactive Media & Services: 9.9%
NAVER Corp.	21,139	5,371,867
Kakao Corp.	16,876	5,247,653

		10,619,520

Entertainment: 3.2%
Nexon Co., Ltd.	84,700	2,112,738
NCSoft Corp.	1,909	1,315,556
Big Hit Entertainment Co., Ltd.[b]	174	20,085

		3,448,379

Diversified Telecommunication Services: 1.2%
KINX, Inc.	17,665	1,329,878

Total Communication Services		15,397,777

CONSUMER DISCRETIONARY: 8.1%
Auto Components: 6.0%
Hyundai Mobis Co., Ltd.	26,002	5,101,174
Hanon Systems	127,902	1,350,601

		6,451,775

Automobiles: 2.1%
Kia Motors Corp.	56,925	2,282,803

Total Consumer Discretionary		8,734,578

CONSUMER STAPLES: 8.1%
Food Products: 6.0%
Orion Corp.	39,955	4,477,020
Nongshim Co., Ltd.	7,170	1,923,252

		6,400,272

Tobacco: 2.1%
KT&G Corp.	32,318	2,282,362

Total Consumer Staples		8,682,634

HEALTH CARE: 7.6%
Pharmaceuticals: 4.2%
Yuhan Corp.	43,633	2,396,342
DongKook Pharmaceutical Co., Ltd.	90,838	2,125,452

		4,521,794

Biotechnology: 3.4%
Hugel, Inc.[b]	23,547	3,669,695

Total Health Care		8,191,489

	Shares	Value

FINANCIALS: 5.2%
Banks: 3.4%
Shinhan Financial Group Co., Ltd.	156,102	$3,662,243

Capital Markets: 1.8%
Shinyoung Securities Co., Ltd.	25,992	1,038,737
Kiwoom Securities Co., Ltd.	11,013	935,262

		1,973,999

Total Financials		5,636,242

TOTAL COMMON EQUITIES		66,350,794

(Cost $52,539,654)

PREFERRED EQUITIES: 34.7%

INFORMATION TECHNOLOGY: 17.6%
Technology Hardware, Storage & Peripherals: 17.6%
Samsung Electronics Co., Ltd., Pfd.	440,443	18,957,111

Total Information Technology		18,957,111

CONSUMER DISCRETIONARY: 6.3%
Automobiles: 6.3%
Hyundai Motor Co., Ltd., Pfd.	93,531	6,752,509

Total Consumer Discretionary		6,752,509

MATERIALS: 5.6%
Chemicals: 5.6%
LG Chem, Ltd., Pfd.	22,042	6,019,260

Total Materials		6,019,260

CONSUMER STAPLES: 5.2%
Personal Products: 5.2%
LG Household & Health Care, Ltd., Pfd.	9,287	5,611,422

Total Consumer Staples		5,611,422

TOTAL PREFERRED EQUITIES		37,340,302

(Cost $23,679,109)

TOTAL INVESTMENTS: 96.3%		103,691,096
(Cost $76,218,763)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.7%		3,955,569

NET ASSETS: 100.0%		$107,646,665

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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